Significant Accounting Policies (Details) $ in Billions	12 Months Ended
	Sep. 30, 2014 USD ($) item	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011
Fiscal Year
Fiscal year period		364 days	364 days	364 days
Revenue Recognition
Other direct costs | $	$ 3.5	$ 3.2	$ 3.0
Cost-Plus Contracts
Number of major types of cost-plus contracts the Company enters into	2
Fixed Price Contracts
Number of types of fixed price contracts	2
Pension Plans
Amortization period of the difference between actual return and expected return	5 years
Specified percentage to be exceeded for amortization of cumulative, net unrecognized gains or losses (as a percent)	10.00%